Contents of Significant Accounts - Principal Underlying Actuarial Assumptions (Detail)	Dec. 31, 2023	Dec. 31, 2022
Disclosure Of Defined Benefit Plans [Abstract]
Discount rate	1.20%	1.24%
Rate of future salary increase	3.50%	4.25%